Document and Entity Information	Oct. 29, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2019
Entity Registrant Name	ASTEC INDUSTRIES INC
Entity Incorporation, State or Country Code	TN
Entity File Number	001-11595
Entity Tax Identification Number	62-0873631
Entity Address, Address Line One	1725 Shepherd Road
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37421
City Area Code	423
Local Phone Number	899-5898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000792987
Title of 12(b) Security	Common Stock
Trading Symbol	ASTE
Security Exchange Name	NASDAQ